EVENTS AFTER THE REPORTING PERIOD	3 Months Ended
Mar. 31, 2026
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING PERIOD	EVENTS AFTER THE REPORTING PERIOD
Company Shareholders Re-elect Board at 2026 AGM
The Company announced that during the 2026 AGM held on May 12, 2026, the Company's shareholders approved the re-
election of all ten directors who served on the Board in the previous term. The Company welcomed back Serdar Çetin, Betsy Z.
Cohen, Augie K Fabela II, Sir Brandon Lewis, Burak Ozer, Duncan Perry, Michael R. Pompeo, Dmytro Shymkiv, Michiel Soeting
and Kaan Terzioğlu to the Board. Following the AGM, the new Board held its inaugural meeting, and re-elected Kaan Terzioğlu as the Chairman of the Board.